Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current:
Foreign				$ 6	$ 3	$ 0
Total current provision				6	3	0
Deferred:
Federal				5,740	5,740	5,740
State				1,234	1,234	1,234
Total deferred provision	$ 3,487		$ 3,487	6,974	6,974	6,974
Total provision for income taxes	$ 3,492	$ 3,494	$ 3,494	$ 6,980	$ 6,977	$ 6,974